UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	06-30-2004

Institutional Investment Manager Filing this Report:

Name:	Verus Investment Management
Address:	22901 Millcreek Boulevard 6th Floor
		Highland Hills, OH  44122

Form 13F File Number:	28-10444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Martin Christ
Title:	Vice President Investor Relations
Phone:	216-765-1722

Signature, Place, and Date of Signing:
		Highland Hills, Ohio		08-13-2004


Report Type:	13F HOLDINGS REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	33

Form 13F Information Table Value Total:	$34,759


List of Other Included Managers		NONE


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Verus Investment Management









31-Mar-04



















NAME OF
TITLE OF

 VALUE
SHRS OR
INVESTMENT
OTHER
VOTING AUTHORITY
ISSUER
CLASS
CUSIP
 (x $1000)
PRN AMT
DISCRETION
MANAGERS
SOLE
SHARED
NONE
Agnico Eagle Mines Ltd
com
008474108
        3,180
240700
Sole

240700


Allegheny Energy Inc
com
017361106
        3,049
197870
Sole

197870


Bristol-Myers Squibb Co
com
110122108
        3,196
130450
Sole

130450


Chesapeake Energy Corp
com
165167107
        3,363
228490
Sole

228490


Consol Energy Inc
com
20854P109
           201
5570
Sole

5570


Curagen Corp
com
23126R101
           724
120510
Sole

120510


Diamond Offshr Drillng
com
25271C102
        2,092
87790
Sole

87790


Entrust Inc
com
293848107
           148
32886
Sole

32886


FTI Consulting Inc
com
302941109
        1,238
75000
Sole

75000


Global Industries
com
379336100
           237
41430
Sole

41430


GlobalSantaFe Corp
com
G3930E101
           769
29000
Sole

29000


Goldcorp Inc
com
380956409
        2,204
188900
Sole

188900


Input/Output Inc.
com
457652105
           788
95080
Sole

95080


Integrated Alarm Services
com
45890M109
           141
26200
Sole

26200


Intermune Inc
com
45884X103
           483
31349
Sole

31349


Ivanhoe Energy Inc
com
465790103
             89
40720
Sole

40720


Key Energy Services Inc
com
492914106
           631
66890
Sole

66890


Layne Christensen Co
com
521050104
           389
23496
Sole

23496


Monterey Pasta Co
com
612570101
             42
11420
Sole

11420


Newmont Mining Corp
com
651639106
           528
13610
Sole

13610


Newpark Resources
com
651718504
           186
29930
Sole

29930


Noble Corp
com
G65422100
        1,173
30970
Sole

30970


Parallel Petroleum
com
699157103
           128
25220
Sole

25220


Parker Drilling Co
com
701081101
           154
40380
Sole

40380


Petro-Canada
com
71644E102
           772
17870
Sole

17870


Petroquest Energy
com
716748108
             84
19561
Sole

19561


Placer Dome Inc
com
725906101
        3,950
237400
Sole

237400


PNC Financial Services
com
693475105
        1,008
18990
Sole

18990


Pope & Talbot Inc
com
732827100
           199
10060
Sole

10060


Semco Energy Inc
com
78412D109
           174
29920
Sole

29920


Stonepath Group Inc
com
861837102
           416
194500
Sole

194500


Transocean Inc
com
G90078109
        2,441
84350
Sole

84350


Whiting Petroleum Corp
com
966387102
           582
23130
Sole

23130


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